Cash and cash equivalents (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents and financial investments
Short-term financial investments	$ 47,913	$ 30,559
Short-term financial investments – Reais
Cash and cash equivalents and financial investments
Weighted average rate (p.a.) (as a percent)	12.15%
Short-term financial investments	$ 31,758	13,672
Short-term financial investments – US dollar
Cash and cash equivalents and financial investments
Weighted average rate (p.a.) (as a percent)	3.68%
Short-term financial investments	$ 12,379	15,448
Short-term financial investments – Pounds
Cash and cash equivalents and financial investments
Weighted average rate (p.a.) (as a percent)	2.50%
Short-term financial investments	$ 3,180	1,439
Short-term financial investments – Canadian Dollar
Cash and cash equivalents and financial investments
Weighted average rate (p.a.) (as a percent)	0.75%
Short-term financial investments	$ 596	$ 0